Stockholder's Equity (Details Textuals) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Other Equity	Dec. 31, 2011 Other Equity	Dec. 31, 2010 Other Equity	Dec. 31, 2010 Series H Preferred Stock [Member]	Mar. 31, 2011 Series I Preferred Stock [Member]	Mar. 31, 2012 Series J Preferred Stock [Member]
Stockholders Equity (Textuals) [Abstract]
Common stock issued on conversion of preferred stock	1,039,721
Cumulative Convertible Preferred Stock, Outstanding	26,224,854	25,724,854	11,349,854	11,474,093
Other equity	$ 2,875,000	$ 1,917,000	$ 1,634,000		$ 2,875,000	$ 1,917,000	$ 1,634,000
Liquidation value per preferred share								$ 25	$ 50
Preferred stock balance average rate	0.06493	0.07013	0.07663	0.07697
Equivalent Number Of Common Stock On Conversion Of Preferred Shares									0.846
Initial conversion Price								$ 25	$ 59.1	$ 25
Redemption date, preferred stock								Dec. 31, 2015		Mar. 07, 2017